Deferred Financing and Leasing Costs (Intangible Amortization Schedule) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Deferred financing and leasing costs, net	$ 157,823	$ 135,741
Leases, Acquired-in-Place, Market Adjustment
Acquired Finite-Lived Intangible Assets [Line Items]
2019	(435)
2020	(1,224)
2021	(1,128)
2022	(1,177)
2023	(638)
Thereafter	(3,121)
Deferred financing and leasing costs, net	(7,723)
Leases, Acquired-in-Place
Acquired Finite-Lived Intangible Assets [Line Items]
2019	12,345
2020	7,674
2021	6,315
2022	4,063
2023	2,498
Thereafter	7,200
Deferred financing and leasing costs, net	$ 40,095